LIQUIDITY (Details Narrative) - USD ($)		6 Months Ended
	Jul. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 15, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Net loss		$ 1,060,377	$ 2,932,213
Net cash used in operating activities		3,059,907	$ 1,635,829
Accumulated deficit		34,878,538			$ 33,818,161
Working capital		5,502,080
Cash and cash equivalents		$ 4,885,759		$ 7,870,000	$ 595,014
Subsequent Event [Member] | H.C. Wainwright & Co., LLC [Member]
Subsequent Event [Line Items]
Aggregate gross offering price	$ 20,000,000